STOCK-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION EXPENSE	STOCK-BASED COMPENSATION EXPENSE
2017 and 2020 Stock Plans
Legacy Nikola's 2017 Stock Option Plan (the “2017 Plan”) provided for the grant of incentive and nonqualified options to purchase Legacy Nikola common stock to officers, employees, directors, and consultants of Legacy Nikola. Options were granted at a price not less than the fair market value on the date of grant and generally became exercisable between one and four years after the date of grant. Options generally expire ten years from the date of grant. Outstanding awards under the 2017 Plan continue to be subject to the terms and conditions of the 2017 Plan.
Each Legacy Nikola option from the 2017 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an "Exchanged Option") equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Nikola common stock subject to such Legacy Nikola option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy Nikola option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Nikola option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
At the Company's special meeting of stockholders held on June 2, 2020, the stockholders approved the Nikola Corporation 2020 Stock Incentive Plan (the "2020 Plan") and the Nikola Corporation 2020 Employee Stock Purchase Plan (the "2020 ESPP"). The 2020 Plan and the 2020 ESPP were previously approved, subject to stockholder approval, by the Company's board of directors on May 6, 2020. The aggregate number of shares authorized for issuance under the 2020 Plan will not exceed 42,802,865, plus the number of shares subject to outstanding awards as of the closing of the Business Combination under the 2017 Plan that are subsequently forfeited or terminated. The aggregate number of shares available for issuance under the 2020 ESPP is 4,000,000.
The 2020 Plan provides for the grant of incentive and nonqualified stock option, restricted stock units ("RSUs"), restricted share awards, stock appreciation awards, and cash-based awards to employees, outside directors, and consultants of the Company. The 2020 Plan and the 2020 ESPP became effective immediately upon the closing of the Business Combination. No offerings have been authorized to date by the Company's board of directors under the ESPP.
Common Stock Valuation
Prior to the completion of the Business Combination the fair value of Legacy Nikola common stock that underlies the stock options was determined by Legacy Nikola's board of directors based upon information available at the time of grant. Because such grants occurred prior to the exchange of Legacy Nikola common stock into the Company's common stock, Legacy Nikola's board of directors determined the fair value of Legacy Nikola common stock with assistance of periodic valuation studies from an independent third-party valuation firm. The valuations were consistent with the guidance and methods outlined in the AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or AICPA Practice Aid.
Stock Option Valuation
The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions. The fair value of each option award at the grant date was estimated using the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Exercise price	N/A	N/A	$1.05 - $9.66
Risk-free interest rate	N/A	N/A	0.1% - 1.7%
Expected term (in years)	N/A	N/A	0.2 - 6.3
Expected dividend yield	N/A	N/A	0
Expected volatility	N/A	N/A	70.0% - 85.8%
Stock Options
Options vest in accordance with the terms set forth in the grant letter. Time-based options generally vest ratably over a period of approximately 36 months. Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	28,996,160	$1.28	6.87	$249,205
Granted	—	—
Exercised	6,424,780	1.11
Cancelled	100,795	3.51
Outstanding at December 31, 2022	22,470,585	$1.31	5.33	$23,418
Vested and exercisable as of December 31, 2022	22,439,822	$1.31	5.33	$23,412
The option activity above does not include the performance based stock options issued by a related party pursuant to the Founder Stock Option Plan. The weighted-average grant date fair value of stock options issued for the year ended December 31, 2020 was $6.92.
There were 6,424,780, 3,472,267 and 8,716,423 stock options exercised during the years ended December 31, 2022, 2021 and 2020, respectively. The total intrinsic value of stock options exercised was $14.6 million, $51.8 million and $132.7 million during 2022, 2021 and 2020, respectively. The fair value of stock options vested during the years ended December 31, 2022, 2021 and 2020 was $0.8 million, $0.4 million, and $27.0 million, respectively.
As a result of the Business Combination, vesting of certain stock options and performance-based options accelerated in accordance with terms of the related award agreements, resulting in additional stock-based compensation expense of $8.1 million in the second quarter of 2020.
Restricted Stock Units
The fair value of RSUs is based on the closing price of the Company's common stock on the grant date. The time-based RSUs generally vest in increments over a three year period or, in the case of executive officers, cliff-vest following the third anniversary from the date of grant. Certain RSUs awarded to key employees contain performance conditions related to achievement of strategic and operational milestones ("Performance RSUs"). As of December 31, 2022, not all of the performance conditions are probable to be achieved. Compensation expense has only been recognized for those conditions that are assumed to be probable. The Company updates its estimates related to the probability and timing of achievement of the operational milestones each period until the award either vests or is forfeited. In addition, for certain technical engineering employees the awards cliff vest after a three year period or vest on the achievement of certain operational milestones. The RSUs to directors have a vesting cliff of one year after the grant date. Changes in RSUs are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2021	12,178,672	$18.7
Granted	17,966,171	7.0
Granted in Romeo Acquisition	1,066,772	3.0
Released	8,527,456	14.0
Cancelled	3,109,359	13.0
Balance at December 31, 2022	19,574,800	$10.0
During the fourth quarter of 2022, in connection with the Romeo Acquisition, each share of Romeo Common Stock that was issued and outstanding immediately prior to the effective time of the Romeo Acquisition was converted into the right to receive 0.1186 of a share of Nikola Common Stock, rounded down to the nearest whole number of shares of Nikola Common Stock. Each Romeo RSU and Romeo performance-related stock unit that was outstanding and not settled immediately prior to the effective time was settled for shares of Nikola Common Stock, determined by multiplying the number of shares of Romeo Common Stock that were subject to such Romeo RSU or Romeo PSU, as in effect immediately prior to the effective time, by 0.1186, rounded down to the nearest whole number of shares of Nikola Common Stock. Compensation cost, after the Romeo Acquisition, related to these awards was recognized in net loss from discontinued operations on the consolidation statements of operations for the year ended December 31, 2022.

During the third quarter of 2020, the Company entered into a separation agreement with its former Executive Chairman which resulted in a modification of his time-based RSUs. Prior to the modification, the RSUs were not likely to vest and as a result $0.5 million of previously recorded stock-based compensation expense was reversed during 2020. Subsequent to modification, the RSUs were considered fully vested and the Company recorded stock-based compensation of $16.5 million during the third quarter of 2020.
Market Based RSUs
The Company's market based RSUs contain a stock price index as a benchmark for vesting. Through the second quarter of 2022, these awards were issued with three milestones that vest depending upon a consecutive 20-trading day stock price target of the Company’s common stock. The Company's stock price targets ranged from $25 per share to $55 per share. At the time of their grant, the Company estimated the fair value of the awards using a Monte Carlo simulation model, which utilized significant assumptions consisting of risk-free interest rate in the range of 0.2% to 0.3%, and volatility in the range of 70% to 85%.
During the third quarter of 2022, the market based RSUs subject to the $40 and $55 stock price milestones were cancelled and the Company expensed $55.8 million related to the cancelled awards representing the remaining unamortized expense as of the cancellation date.
Additionally, during the third quarter of 2022, the performance period for the market based RSUs subject to the $25 stock price milestone was extended from June 3, 2023 to June 3, 2024. The incremental compensation cost from this modification was $4.3 million, determined by comparing the estimated fair value of the modified awards to the estimated fair value of the original awards immediately before the modification of the performance period. The remaining compensation cost related to the original award and the incremental compensation cost are recognized over the award's remaining requisite service period. The vested shares related to the modified awards are transferred to the award holders upon the completion of the requisite service period ending June 3, 2024, and upon achievement certification by the Company's board of directors. If the $25 target price is not achieved by the end of requisite service period, the market based RSUs are forfeited.
During 2022, the Company granted 1,351,361 shares of market based RSUs to various executives in connection with either their hiring or assumption of new roles within the Company. The awards vest depending upon a consecutive 20-trading day stock price target of the Company’s common stock of $25 per share to $55 per share. The total grant date fair value of the market based RSUs was determined to be $3.2 million and is recognized over the requisite service period.
The estimated fair value of these awards as of the grant date, or as of the modification date, as applicable, were estimated using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. The following represents the range of assumptions used to determine the grant date or modification date fair value for these market based RSUs:

For the year ended December 31,
2022
Term (years)	0.80 - 1.80
Stock price	$5.32 - $9.66
Risk-free interest rate	1.66% - 3.50%
Expected volatility	100%
The following table summarizes 2022 market-based RSU activity:

	Number of Market Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2021	13,317,712	$26.0
Granted	1,351,361	2.5
Released	—	—
Cancelled	12,598,015	24.3
Balance at December 31, 2022	2,071,058	$24.5
Stock-Based Compensation Expense
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the years ending December 31, 2022, 2021 and 2020, respectively:

	Years Ended December 31,
	2022	2021	2020
Selling, general, and administrative	$214,717	$169,561	$122,129
Research and development	34,949	36,150	15,862
Cost of revenues	2,779	—	—
Net loss from discontinued operations	2,960	—	—
Total stock-based compensation expense	$255,405	$205,711	$137,991
As of December 31, 2022, total unrecognized compensation expense and remaining weighted-average recognition period related to outstanding share-based awards were as follows:

	Unrecognized compensation expense	Remaining weighted-average recognition period (years)
Options	$29	0.10
Market Based RSUs	13,214	1.42
RSUs	120,738	1.92
Total unrecognized compensation expense at December 31, 2022	$133,981